Transmission Rights and Programming (Tables)	12 Months Ended
Dec. 31, 2019
Transmission Rights and Programming.
Schedule of transmission rights and programming

	2019		2018
Transmission rights	Ps.	8,671,434	Ps.	10,292,207
Programming		5,709,414		6,723,331
		14,380,848		17,015,538
Non-current portion of:
Transmission rights		4,630,513		5,903,917
Programming		3,271,077		3,325,898
		7,901,590		9,229,815
Current portion of transmission rights and programming	Ps.	6,479,258	Ps.	7,785,723